EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Schedule of components of equity method investments

Figures in million - SA rand	Notes	2018	2017	2016
Rand Refinery	15.1	239.3	198.4	72.4
Mimosa	15.2	2,492.4	2,012.9	2,049.3
Peregrine	15.3	978.0	-	-
Other equity-accounted investments		24.2	32.8	35.7
Total equity-accounted investments		3,733.9	2,244.1	2,157.4

Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2018	2017	2016
Equity-accounted investment retained on loss of control of subsidiary	956.0	-	-
Foreign currency translation	22.0	-	-
Balance at end of the year	978.0	-	-

Schedule of group's interest in summarised financial statements of joint venture
Figures in million - SA rand	2018	2017	2016
Non-current assets	1,714.6	-	-
Current assets	23.9	-	-
Non-current liabilities	(342.6)	-	-
Current liabilities	(1.3)	-	-
Net assets/(liabilities) (100.0%)	1,394.6	-	-
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets/(liabilities) (60%)	836.8	-	-
Reconciling items[1]	141.2	-	-
Total investment in Peregrine	978.0	-	-

[1] The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment.

Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2018	2017	2016
Balance at beginning of the year	198.4	72.4	148.7
Share of results of equity-accounted investee after tax[1]	143.7	124.5	(116.5)
Preference shares redeemed	(102.8)	-	-
Interest income on loan to equity-accounted investee capitalised	-	1.5	40.2
Balance at end of the year	239.3	198.4	72.4

[1] Rand Refinery is equity accounted based on its results for the period ended 30 November.

Schedule of group's interest in summarised financial statements of associate

Figures in million - SA rand	2018	2017	2016
Revenue	644.0	649.0	903.0
Total comprehensive income	434.0	374.0	(352.0)
Non-current assets	699.0	702.0	636.0
Current assets	1,088.0	669.0	419.0
Non-current liabilities	(44.0)	(31.0)	(1,095.0)
Current liabilities	(359.0)	(391.0)	(467.0)
Net assets/(liabilities) (100.0%)	1,384.0	949.0	(507.0)
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets/(liabilities) (44.4% (2017 and 2016: 33.1%))	614.5	314.1	(168.2)
Preference shares redeemed	(102.8)	-	-
Dividend received	(8.2)	(8.2)	(8.2)
Fair value adjustment[1]	(35.5)	(35.5)	(35.5)
Impairment	(119.6)	(119.6)	(119.6)
Loan to equity-accounted investee	-	-	403.9
Redeemable preference shares below 44.4% interest[2]	(109.1)	47.6	-
Total investment in Rand Refinery	239.3	198.4	72.4

[1] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained.

[2] Sibanye-Stillwater’s proportional share of the Facility was 37.4%. On conversion of the Facility to redeemable preference shares, the Group shares in less than its 44.4% interest of the net assets of Rand Refinery.

Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2018	2017	2016
Balance at the beginning of the year	2,012.9	2,049.3	-
Share of results of equity-accounted investee after tax	210.5	175.0	114.9
Dividends received	(87.0)	-	-
Equity-accounted investment on acquisition of subsidiaries	-	-	2,066.7
Foreign currency translation	356.0	(211.4)	(132.3)
Balance at end of the year	2,492.4	2,012.9	2,049.3

Schedule of group's interest in summarised financial statements of associate

Figures in million - SA rand	2018	2017	2016
Revenue	3,714.9	3,375.4	2,446.4
Amortisation and depreciation	(383.1)	(423.4)	(447.4)
Interest income	-	17.5	1.0
Finance expense	(26.0)	(20.0)	(22.4)
Income tax	(381.8)	(245.0)	(185.1)
Profit or loss	420.9	350.1	229.8
Other comprehensive income	712.0	72.7	(264.6)
Total comprehensive income	1,132.9	422.8	(34.8)
Non-current assets	4,592.3	4,007.8	4,079.0
Property, plant and equipment	4,592.3	4,007.8	4,079.0
Current assets	2,047.9	1,916.2	2,259.5
Cash and cash equivalents	184.8	281.5	191.2
Other current assets	1,863.1	1,634.7	2,068.3
Non-current liabilities	(1,168.1)	(993.6)	(1,131.2)
Non-current financial liabilities	(60.7)	(94.2)	(141.2)
Other non-current liabilities	(1,107.4)	(899.4)	(990.0)
Current liabilities	(384.6)	(539.1)	(900.1)
Current financial liabilities	(377.7)	(487.4)	(762.2)
Other current liabilities	(6.9)	(51.7)	(137.9)

Net assets (100.0%)	5,087.5	4,391.3	4,307.2
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50.0%)	2,543.8	2,195.7	2,153.6
Reconciling items[1]	(51.4)	(182.8)	(104.3)
Total investment in Mimosa	2,492.4	2,012.9	2,049.3

[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture. In 2016, the reconciling items also included the remaining impairment of the Reserve Bank of Zimbabwe bond notes.